Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements

(18) Regulatory Capital Requirements

The Company and the Banks are subject to regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can cause certain mandatory and discretionary actions by regulators that, if undertaken, could have a material effect on our consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative and qualitative measures. These measures were established by regulation to ensure capital adequacy. Tier I capital is comprised of shareholders’ equity, net of unrealized gains or losses on available-for-sale and equity securities, plus qualified trust preferred securities at cost, less intangible assets, while total risk-based capital adds certain debt instruments and qualifying allowances for loan losses.

A summary of the Company’s and the Banks’ required and actual capital components (in thousands) as of December 31, 2012 and 2011 is as follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Tier 1 Capital:
Consolidated Company	$205,192	12.46%	$65,886	4.00%	N/A	N/A
Bank of Hampton Roads	148,618	10.46%	56,808	4.00%	$85,212	6.00%
Shore Bank	31,863	14.58%	8,742	4.00%	13,113	6.00%
Total Risk-Based Capital:
Consolidated Company	226,125	13.73%	131,773	8.00%	N/A	N/A
Bank of Hampton Roads	166,718	11.74%	113,617	8.00%	142,021	10.00%
Shore Bank	34,330	15.71%	17,483	8.00%	21,254	10.00%
Leverage Ratio:
Consolidated Company	205,192	9.98%	82,202	4.00%	N/A	N/A
Bank of Hampton Roads	148,618	8.53%	69,890	4.00%	87,112	5.00%
Shore Bank	31,863	10.15%	12,560	4.00%	15,700	5.00%
As of December 31, 2011
Tier 1 Capital:
Consolidated Company	$133,715	8.06%	$66,356	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	7.93%	58,024	4.00%	$87,036	6.00%
Shore Bank	22,602	11.22%	8,055	4.00%	12,083	6.00%
Total Risk-Based Capital:
Consolidated Company	155,120	9.35%	132,712	8.00%	N/A	N/A
Bank of Hampton Roads	133,835	9.23%	116,047	8.00%	145,059	10.00%
Shore Bank	25,131	12.47%	16,110	8.00%	20,138	10.00%
Leverage Ratio:
Consolidated Company	133,715	5.90%	90,678	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	5.80%	79,334	4.00%	99,168	5.00%
Shore Bank	22,602	8.08%	11,196	4.00%	13,995	5.00%

As of December 31, 2012, the Company exceeded the regulatory capital minimums, and BOHR and Shore were considered “well capitalized” under the risk-based capital standards.